PROPERTY, PLANT, AND EQUIPMENT - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	$ 312